Fair Value Measurements - Senior Notes, Credit Facilities and Additional Information (Details) $ / shares in Units, $ in Thousands	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Aug. 29, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares
Proceeds From Issuance Of Common Stock	$ 0	$ 504,419
Carrying value of the investment	$ 34,000			$ 34,000
Heidmar Holdings LLC
Equity Method Investment Ownership Percentage			49.00%
Carrying value of the investment			$ 34,000
Sifnos Shareholders Inc. | Series D Convertible Preferred Stock
Stockholders' Contribution				2,805
Private Placement
Number of shares issued | shares			36,363,636
Price per share | $ / shares			$ 2.75
Proceeds From Issuance Of Common Stock			$ 100,000
Loss on Private Placement				$ (7,600)
Share price | $ / shares				$ 2.05
Private Placement | Sierra Investments Inc.
Number of shares issued | shares			9,818,182
Private Placement | Sierra Investments Inc. | Revolving Facility
Amount converted			$ 27,000
Private Placement | Heidmar Holdings LLC
Ownership percentage			49.00%
Vessels held for sale
Number of vessels	4
Vessels transferred to held for sale	$ 16,226